Note 20 - Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$131,948	16.60%	$63,602	8.00%	N/A	N/A
Colony Bank	126,939	15.99	63,500	8.00	$79,375	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	123,344	15.51	47,702	6.00	N/A	N/A
Colony Bank	118,335	14.91	47,625	6.00	63,500	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	81,823	10.29	35,776	4.50	N/A	N/A
Colony Bank	118,335	14.91	35,719	4.50	51,594	6.50

Tier I Capital to Average Assets
Consolidated	123,344	10.69	46,149	4.00	N/A	N/A
Colony Bank	118,335	10.27	46,074	4.00	57,592	5.00

As of December 31, 2014

Total Capital to Risk-Weighted Assets
Consolidated	$136,022	17.95%	$60,639	8.00%	N/A	N/A
Colony Bank	127,833	16.89	60,542	8.00	$75,678	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	127,220	16.78	30,320	4.00	N/A	N/A
Colony Bank	119,031	15.73	30,271	4.00	45,407	6.00

Tier I Capital to Average Assets
Consolidated	127,220	11.18	45,509	4.00	N/A	N/A
Colony Bank	119,031	10.50	45,364	4.00	56,705	5.00